Victory Short-Term Bond Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	97 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)		1.35%
Bloomberg 1-3 Year Credit Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.11%	2.04%		2.14%
Lipper Short Investment Grade Debt Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.41%	2.29%		2.16%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	6.20%	2.99%		2.64%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.33%	1.64%		1.51%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.64%	1.71%		1.53%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	6.31%	3.08%		2.74%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	3.69%	2.33%		2.20%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	6.45%	3.19%	3.13%

[1]	Inception date of Class R6 is December 1, 2016.